Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Lease assets	$ 3,128	$ 3,471
Liabilities:
Current portion of lease liabilities	1,312	1,146
Long-term portion of lease liabilities	1,913	2,423
Total lease liabilities	$ 3,225	$ 3,569